Summary of Significant Accounting Policies (Tables)	3 Months Ended		4 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2025
Summary of Significant Accounting Policies
Schedule of computation of basic and dilutive net income per common stock

For the three months ended
March 31, 2026
Numerator:
Net loss	$(139,635)
Denominator:
Weighted-average number of shares of common stock outstanding – basic and diluted	1,000
Basic and diluted net loss per share of common stock	$(139.64)

For the period
September 22, 2025
(inception) through
December 31, 2025
Numerator:
Net loss	$(145,382)
Denominator:
Weighted-average number of shares of common stock outstanding – basic and diluted	1,000
Basic and diluted net loss per share of common stock	$(145.38)

Avalanche Treasury Company, LLC
Summary of Significant Accounting Policies
Schedule of fair values and timing of restrictions

	Fair value as of
AVAX tokens	March 31, 2026	Restriction period
7,317,966	$65,198,024	Tokens unlock over 48 equal monthly increments beginning September 2026 and concluding August 2030.
541,326	$4,822,842

Tokens unlock over a period spanning September 2025 through June 2027 at a rate of approximately 6-7% per month through October 2026, after which the schedule tapers off periodically through the conclusion of the unlock period in June 2027.

98,718	$879,508	Tokens unlock over a period spanning October 2025 through July 2026 with equal monthly increments of approximately 11.1%
143,573	$1,279,134	Tokens unlock over a period spanning March 2026 through August 2026, with equal monthly increments of approximately 16.7% per month.
13,233	$117,897	Tokens unlock over 24 equal monthly increments beginning October 2025 and concluding September 2027.
42,664	$380,106	Tokens unlock over 32 equal monthly increments beginning February 2025 and concluding September 2027.
8,157,480	$72,677,511

	Fair value as of
AVAX tokens	December 31, 2025	Restriction period
7,317,966	$90,010,982	Tokens unlock over 48 equal monthly increments beginning September 2026 and concluding August 2030.
833,003	10,245,937

Tokens unlock over a period spanning September 2025 through June 2027 at a rate of approximately 6-7% per month through October 2026, after which the schedule tapers off periodically through the conclusion of the unlock period in June 2027.

275,000	3,382,500	Tokens unlock over a period spanning October 2025 through July 2026 with equal monthly increments of approximately 11.1%
167,502	2,060,275	Tokens unlock over a period beginning March 2026 through August 2026, with equal monthly increments of approximately 16.7% per month.
15,439	189,900	Tokens unlock over 24 equal monthly increments beginning October 2025 and concluding September 2027.
49,775	612,233	Tokens unlock over 24 equal monthly increments beginning February 2025 and concluding September 2027.
8,658,685	$106,501,827

The following summarizes the restrictions on the locked AVAX as of December 31, 2025:

AVAX
tokens	Fair value	Restriction period
7,317,966	$90,010,982	Tokens unlock over 48 equal monthly increments beginning September 2026 and concluding August 2030.
833,003	10,245,937

Tokens unlock over a period spanning September 2025 through June 2027 at a rate of approximately 6-7% per month through October 2026, after which the schedule tapers off periodically through the conclusion of the unlock period in June 2027.

275,000	3,382,500	Tokens unlock over a period beginning October 2025 through July 2026 with equal monthly increments of approximately 11.1%
167,502	2,060,275	Tokens unlock over a period beginning March 2026 through August 2026, with equal monthly increments of approximately 16.7% per month.
15,439	189,900	Tokens unlock over 24 equal monthly increments beginning October 2025 and concluding September 2027.
49,775	612,233	Tokens unlock over 24 equal monthly increments beginning February 2025 and concluding September 2027.
8,658,685	$106,501,827

Schedule of computation of basic and dilutive net income per common stock

For the three months ended
March 31, 2026
Numerator:
Net loss	$(26,780,242)
Denominator:
Weighted average number of Class A Member units, basic and diluted	27,368,672
Basic and diluted net loss per unit of Class A Member unit	$(0.98)

For the period from August 20,
2025 (inception) through
December 31, 2025
Numerator:
Net loss	$(59,595,550)
Denominator:
Weighted average number of Class A member units, basic and diluted	16,805,272
Basic and diluted net loss per unit of Class A member unit	$(3.55)